Derivative Financial Instruments - Schedule of Derivative Financial Instruments Contracted (Detail)
$ in Thousands, € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, SFr in Millions, R$ in Millions, $ in Millions
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 CHF (SFr)
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset	$ 8,037,384	$ 406							$ 909,051
Fair value, Liabilities	(14,359,460)								(17,584,747)
Non-current liability	(3,756,921)	(190)							(3,448,396)
Total current liability	(10,602,539)	(536)							(14,136,351)
Interest rate swaps in Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	200,000
Fair value, Asset	916
Notional amount, Liabilities									15,750,000
Fair value, Liabilities									(131,998)
Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		2,800
Fair value, Asset	4,766,102
Swaps Euro-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €											€ 70
Fair value, Asset									479,007
Swaps GBP-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 740							£ 740
Fair value, Liabilities	(3,376,091)								(2,585,890)
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset						¥ 13,000		¥ 13,000					¥ 13,000
Fair value, Asset	521,270								430,044
Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		1,744
Fair value, Asset	1,600,666
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €				€ 204
Fair value, Asset	113,361
Swaps CHF-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | SFr							SFr 475
Fair value, Asset	178,710
Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €				3,000							3,000
Fair value, Liabilities	(434,696)								(1,877,256)
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €				374							374
Fair value, Liabilities	(482,645)								(2,379,434)
Forwards US Dollar - Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		100	R$ 100
Fair value, Asset	44,280
Forwards Dollar- Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities										$ 80
Fair value, Liabilities									(99,228)
Forwards Euro- Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €											460
Fair value, Liabilities									(1,142,155)
Swaps Euro- Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €											500
Fair value, Liabilities									(1,807,332)
Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities		$ 2,092								$ 2,192
Fair value, Liabilities	(8,340,970)								(698,917)
Swaps CHF-Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | SFr														SFr 745
Fair value, Liabilities									(745,263)
Swap GBP- US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 2,010							£ 2,010
Fair value, Liabilities	(1,676,636)								(5,961,324)
Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €				750							€ 750
Fair value, Liabilities	(48,422)								$ (155,950)
Swaps Euro-BRL [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €				450
Fair value, Asset	359,671
Forwards Euro- Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €				€ 400
Fair value, Asset	330,427
Forwards US Dollar - Swiss franc [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | SFr							SFr 75
Fair value, Asset	$ 121,981